Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

10. GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010, 2011 and 2012, consisted of the following:

	China	Japan	U.S. and Canada	Total
Balance, as of January 1, 2011	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983

The Group performed its annual goodwill impairment tests on December 31 of each year. In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cashflow (“DCF”) method under the income approach, which considered a number of factors that include expected future cash flows, growth rates and discount rates and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions were inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate that was developed using market participant based assumptions. The cash flow projections were based on six-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rates selected were 21%, 21.5% and 23% for China, Japan and U.S. respectively with the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

The Group evaluated the situation as of December 31, 2011 and 2012 based on the performance results and future operation projections with the assistance of American Appraisal China Limited, an independent valuation firm and concluded that there was no goodwill impairment as of December 31, 2011 and 2012.

Based on impairment test performed, no impairment of goodwill was recorded during the years ended December 31, 2010, 2011 and 2012, respectively.